Quarterly Holdings Report
for
Fidelity® Leveraged Company Stock Fund
October 31, 2022
LSF-NPRT1-1222
1.809078.119
Common Stocks - 96.9%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 7.7%
Entertainment - 0.6%
Netflix, Inc. (a)	41,200	12,025
Interactive Media & Services - 2.5%
Alphabet, Inc. Class A (a)	365,100	34,506
Cars.com, Inc. (a)	482,700	6,700
Meta Platforms, Inc. Class A (a)	60,500	5,636
		46,842
Media - 3.2%
Nexstar Broadcasting Group, Inc. Class A (b)	360,837	61,811
Wireless Telecommunication Services - 1.4%
T-Mobile U.S., Inc. (a)	177,100	26,841
TOTAL COMMUNICATION SERVICES		147,519
CONSUMER DISCRETIONARY - 13.5%
Automobiles - 1.5%
Tesla, Inc. (a)	122,700	27,919
Hotels, Restaurants & Leisure - 6.4%
Boyd Gaming Corp.	1,026,299	59,279
Caesars Entertainment, Inc. (a)	1,369,780	59,900
Studio City International Holdings Ltd.:
ADR (c)	631,958	1,264
(NYSE) ADR (a)	692,929	1,386
		121,829
Household Durables - 0.9%
Tempur Sealy International, Inc.	650,932	17,504
Internet & Direct Marketing Retail - 0.4%
Amazon.com, Inc. (a)	74,900	7,673
Specialty Retail - 3.7%
Dick's Sporting Goods, Inc. (b)	92,900	10,568
Lowe's Companies, Inc.	166,000	32,362
Ulta Beauty, Inc. (a)	40,100	16,817
Victoria's Secret & Co. (a)	64,200	2,414
Williams-Sonoma, Inc. (b)	67,200	8,321
		70,482
Textiles, Apparel & Luxury Goods - 0.6%
Tapestry, Inc.	390,700	12,377
TOTAL CONSUMER DISCRETIONARY		257,784
CONSUMER STAPLES - 5.5%
Food & Staples Retailing - 1.4%
Albertsons Companies, Inc.	346,200	7,101
BJ's Wholesale Club Holdings, Inc. (a)	239,000	18,499
		25,600
Food Products - 4.1%
Darling Ingredients, Inc. (a)	377,983	29,664
JBS SA	10,149,000	49,041
		78,705
TOTAL CONSUMER STAPLES		104,305
ENERGY - 9.4%
Oil, Gas & Consumable Fuels - 9.4%
Antero Resources Corp. (a)	829,200	30,398
Cheniere Energy, Inc.	399,800	70,529
Chesapeake Energy Corp. (b)	254,300	26,007
Denbury, Inc. (a)	285,900	26,134
Diamondback Energy, Inc.	76,500	12,019
Occidental Petroleum Corp.	195,500	14,193
		179,280
FINANCIALS - 6.6%
Banks - 3.5%
Bank of America Corp.	633,199	22,820
JPMorgan Chase & Co.	193,800	24,396
Wells Fargo & Co.	421,200	19,371
		66,587
Consumer Finance - 1.5%
OneMain Holdings, Inc.	737,900	28,453
Insurance - 1.6%
Arthur J. Gallagher & Co.	164,200	30,719
TOTAL FINANCIALS		125,759
HEALTH CARE - 15.5%
Biotechnology - 0.9%
Regeneron Pharmaceuticals, Inc. (a)	24,300	18,195
Health Care Providers & Services - 6.5%
HCA Holdings, Inc.	85,100	18,507
Humana, Inc.	58,400	32,592
Tenet Healthcare Corp. (a)	167,709	7,440
UnitedHealth Group, Inc.	118,200	65,619
		124,158
Life Sciences Tools & Services - 7.3%
Charles River Laboratories International, Inc. (a)	52,500	11,143
IQVIA Holdings, Inc. (a)	323,700	67,870
Thermo Fisher Scientific, Inc.	116,400	59,826
		138,839
Pharmaceuticals - 0.8%
Bristol-Myers Squibb Co.	201,900	15,641
TOTAL HEALTH CARE		296,833
INDUSTRIALS - 4.0%
Building Products - 0.8%
Builders FirstSource, Inc. (a)	80,800	4,982
Carrier Global Corp.	251,300	9,992
		14,974
Electrical Equipment - 0.3%
Generac Holdings, Inc. (a)	49,800	5,772
Marine - 0.0%
Genco Shipping & Trading Ltd.	831	11
Professional Services - 1.4%
ASGN, Inc. (a)	323,500	27,426
Trading Companies & Distributors - 1.5%
United Rentals, Inc. (a)	90,500	28,572
TOTAL INDUSTRIALS		76,755
INFORMATION TECHNOLOGY - 22.2%
Electronic Equipment & Components - 2.8%
CDW Corp.	252,800	43,686
Zebra Technologies Corp. Class A (a)	32,100	9,091
		52,777
IT Services - 5.6%
EPAM Systems, Inc. (a)	50,100	17,535
Fiserv, Inc. (a)	201,500	20,702
Global Payments, Inc.	179,700	20,533
MasterCard, Inc. Class A	30,100	9,878
SS&C Technologies Holdings, Inc.	352,897	18,146
Visa, Inc. Class A	93,500	19,369
		106,163
Semiconductors & Semiconductor Equipment - 7.2%
Advanced Micro Devices, Inc. (a)	151,900	9,123
Lam Research Corp.	48,000	19,429
Marvell Technology, Inc.	502,700	19,947
Microchip Technology, Inc.	494,000	30,500
NVIDIA Corp.	69,700	9,407
NXP Semiconductors NV	118,100	17,252
onsemi (a)	522,359	32,089
		137,747
Software - 6.6%
Adobe, Inc. (a)	33,700	10,733
Microsoft Corp.	320,300	74,351
Palo Alto Networks, Inc. (a)(b)	186,100	31,933
Salesforce.com, Inc. (a)	62,081	10,094
		127,111
TOTAL INFORMATION TECHNOLOGY		423,798
MATERIALS - 7.2%
Chemicals - 3.7%
CF Industries Holdings, Inc.	308,100	32,739
The Chemours Co. LLC	1,346,928	38,563
		71,302
Containers & Packaging - 2.7%
Berry Global Group, Inc. (a)	395,300	18,706
Graphic Packaging Holding Co.	668,800	15,356
WestRock Co.	483,700	16,475
		50,537
Metals & Mining - 0.8%
Cleveland-Cliffs, Inc. (a)	349,800	4,544
First Quantum Minerals Ltd.	648,800	11,444
		15,988
TOTAL MATERIALS		137,827
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Crown Castle International Corp.	61,100	8,142
UTILITIES - 4.9%
Electric Utilities - 3.8%
NRG Energy, Inc. (b)	592,248	26,296
PG&E Corp. (a)	3,118,902	46,565
		72,861
Independent Power and Renewable Electricity Producers - 1.1%
Vistra Corp.	927,700	21,309
TOTAL UTILITIES		94,170
TOTAL COMMON STOCKS (Cost $1,268,450)		1,852,172

Money Market Funds - 7.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 3.10% (d)	51,708,478	51,719
Fidelity Securities Lending Cash Central Fund 3.10% (d)(e)	85,907,147	85,916
TOTAL MONEY MARKET FUNDS (Cost $137,631)		137,635

TOTAL INVESTMENT IN SECURITIES - 104.1% (Cost $1,406,081)	1,989,807
NET OTHER ASSETS (LIABILITIES) - (4.1)%	(78,326)
NET ASSETS - 100.0%	1,911,481

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,264,000 or 0.1% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	129,463	237,960	315,704	692	-	-	51,719	0.1%
Fidelity Securities Lending Cash Central Fund 3.10%	39,227	165,028	118,339	9	-	-	85,916	0.2%
Total	168,690	402,988	434,043	701	-	-	137,635

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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